Shareholder Report	12 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Listed Funds Trust
Entity Central Index Key	0001683471
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Wahed Dow Jones Islamic World ETF
Shareholder Report [Line Items]
Fund Name	Wahed Dow Jones Islamic World ETF
Class Name	Wahed Dow Jones Islamic World ETF
Trading Symbol	UMMA
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wahed Dow Jones Islamic World ETF for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/umma. You can also request this information by contacting us at 1-855-976-4747.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/umma
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed Dow Jones Islamic World ETF	$82	0.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The dominant driver was accelerating hyperscaler AI capex, which fueled a memory chip supercycle. Securities in the fund exposed to the chip and semiconductor supply chain benefited during the rally as demand continued to surge globally.  Two headwinds partially offset these gains mid-period: revoked US export waivers affecting Samsung’s and SK Hynix’s Chinese operations, and ASML’s temporary pullback in its 2026 growth outlook amid tariff and trade uncertainty. Both names recovered by period-end.  As a USD-denominated fund holding Korean, Japanese, European, and Taiwanese securities, currency translation contributed meaningfully to the outsized USD returns on Korean holdings.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/06/2022)
Wahed Dow Jones Islamic World ETF NAV	51.40	11.44
MSCI AC WORLD INDEX ex USA Net (USD)	32.77	10.71
Dow Jones Islamic Market International Titans 100 Total Return Index	47.18	10.98

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wahed.com/umma for more recent performance information.
Net Assets	$ 280,473,521
Holdings Count | $ / shares	95
Advisory Fees Paid, Amount	$ 1,194,579
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$280,473,521
Number of Holdings	95
Net Advisory Fee	$1,194,579
Portfolio Turnover	11%
30-Day SEC Yield	0.67%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Top Sectors	(%)
Technology	45.9%
Health Care	14.3%
Industrials	13.7%
Materials	9.0%
Consumer Discretionary	6.2%
Consumer Staples	5.7%
Energy	1.9%
Communications	0.7%
Real Estate	0.4%
Cash & Other	2.2%

Top 10 Issuers	(%)
Taiwan Semiconductor Manufacturing Co. Ltd.	10.0%
Samsung Electronics Co. Ltd.	8.2%
SK hynix, Inc.	8.1%
ASML Holding NV	5.3%
Infineon Technologies AG	4.2%
Murata Manufacturing Co. Ltd.	3.0%
Roche Holding AG	2.6%
AstraZeneca PLC	2.6%
Novartis AG	2.5%
Nestle SA	2.3%

Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy
The Fund  changed an aspect of its Principal Investment Strategy by removing Environmental, Social & Governance (“ESG”) considerations and screening from its discretionary investment decisions in the Fund. This resulted in the removal of any reference to “ESG Screens” and related language in the disclosure.
Changes to Fund’s Principal Risks
Due to the removal of discretionary ESG screening, the fund removed the principal risk labeled “Environmental, Social & Governance Risk”. Due to the change in its age and maturity, the fund removed the principal risk labeled “Limited Operating History Risk”.

Material Fund Change Strategies [Text Block]	The Fund changed an aspect of its Principal Investment Strategy by removing Environmental, Social & Governance (“ESG”) considerations and screening from its discretionary investment decisions in the Fund. This resulted in the removal of any reference to “ESG Screens” and related language in the disclosure.
Material Fund Change Risks Change [Text Block]	Due to the removal of discretionary ESG screening, the fund removed the principal risk labeled “Environmental, Social & Governance Risk”. Due to the change in its age and maturity, the fund removed the principal risk labeled “Limited Operating History Risk”.
Updated Prospectus Web Address	https://www.wahed.com/umma
Wahed FTSE USA Shariah ETF
Shareholder Report [Line Items]
Fund Name	Wahed FTSE USA Shariah ETF
Class Name	Wahed FTSE USA Shariah ETF
Trading Symbol	HLAL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Wahed FTSE USA Shariah ETF for the period of June 1, 2025, to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wahed.com/hlal. You can also request this information by contacting us at 1-855-976-4747.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-976-4747
Additional Information Website	https://www.wahed.com/hlal
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wahed FTSE USA Shariah ETF	$61	0.50%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Technology was the primary driver of performance during the fiscal year. The Fund’s roughly  56% allocation to the technology sector captured most of its return, as Artificial Intelligence infrastructure spending and hyperscaler capex fueled strong earnings and a record Q2 2026 in which the sector surged roughly 43% in a single quarter. The Fund’s variance versus standalone technology indices reflects diversification into other sectors such as communications and health care, plus the absence of certain semiconductor names during the period. The Fund’s Shariah screen, which excludes financials, was a structural tailwind — financials lagged technology significantly over the period, so the resulting overweight to technology and communications worked in the Fund’s favor.  Macro conditions were broadly supportive: U.S. Gross Domestic Product grew about 2.1% and the Federal Reserve eased to a 3.75% funds rate by year-end 2025, both favoring long-duration growth stocks. Heightened volatility in the period was driven by proposed and revised U.S. trade policies, with markets rallying after announcements of easing tariffs and restrictions.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/15/2019)
Wahed FTSE USA Shariah ETF NAV	43.84	15.79	17.91
S&P 500 TR	29.78	14.15	16.12
FTSE Shariah USA Index TR	44.48	16.36	18.53

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.wahed.com/hlal for more recent performance information.
Net Assets	$ 917,669,957
Holdings Count | $ / shares	208
Advisory Fees Paid, Amount	$ 3,561,936
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$917,669,957
Number of Holdings	208
Net Advisory Fee	$3,561,936
Portfolio Turnover	19%
30-Day SEC Yield	0.36%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of May 31, 2026)

Top Sectors	(%)
Manufacturing	59.4%
Information	16.2%
Professional, Scientific, and Technical Services	13.2%
Mining, Quarrying, and Oil and Gas Extraction	3.5%
Wholesale Trade	1.2%
Retail Trade	1.2%
Utilities	0.9%
Construction	0.9%
Administrative and Support and Waste Management and Remediation Services	0.8%
Cash & Other	2.7%

Top 10 Issuers	(%)
Apple, Inc.	13.2%
Alphabet, Inc.	11.4%
Microsoft Corp.	9.5%
Broadcom, Inc.	5.8%
Meta Platforms, Inc.	4.0%
Tesla, Inc.	3.6%
Micron Technology, Inc.	3.2%
Eli Lilly & Co.	2.4%
Advanced Micro Devices, Inc.	2.3%
Exxon Mobil Corp.	1.7%

Updated Prospectus Web Address	https://www.wahed.com/hlal